Fees Summary	Feb. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,911,000
Previously Paid Amount	0.00
Total Fee Amount	954.41
Total Offset Amount	0.00
Net Fee	954.41
Narrative - Max Aggregate Offering Price	$ 6,911,000
Final Prospectus	true